Insurance - Summary of Gross and Reinsurers' Share of Insurance Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	$ 10,000	$ 9,676
Life insurance contracts, Life, health and annuity [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	9,982	9,653
Ceded amount	493	393
Net amount	9,489	9,260
Life insurance contracts, Investment contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	42	34
Net amount	42	34
Life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	10,024	9,687
Ceded amount	493	393
Net amount	9,531	9,294
Non-life insurance contracts, Unearned premium provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	26	23
Net amount	26	23
Non-life insurance contracts, Unpaid claims provision [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	18	23
Ceded amount	3	2
Net amount	15	21
Non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	44	46
Ceded amount	3	2
Net amount	41	44
Life and non-life insurance contracts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Gross amount	10,068	9,733
Ceded amount	496	395
Net amount	$ 9,572	$ 9,338